Advances to joint ventures	6 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Advances to Joint Ventures Disclosure [Text Block]
8. Advances to joint ventures

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Current portion of advances to joint ventures	$—	$—
Long-term advances to joint ventures	3,397	3,263
Advances/shareholder loans to joint ventures	$3,397	$3,263

The Partnership had advances of $2.7 million and $2.6 million due from SRV Joint Gas Ltd. as of June 30, 2018 and December 31, 2017, respectively. The Partnership had advances of $0.7 million and $0.7 million due from SRV Joint Gas Two Ltd. as of June 30, 2018 and December 31, 2017, respectively. The joint ventures repaid the original principal of all shareholder loans during 2016 and all of the payments for the year ended December 31, 2017 represented payments of interest, including accrued interest repaid at the end of the loans. Interest payments are treated as return on investment and included as a component of net cash provided by operating activities in the consolidated statements of cash flow.

As of September 30, 2017, the joint ventures suspended payments on the shareholder loans pending the outcome of the boil-off claim. Accordingly, the outstanding balance on the shareholder loans was classified as long-term as of June 30, 2018 and December 31, 2017. Refer to note 14 under “Joint ventures claims and accruals.” The advances, including accrued interest, can be repaid based on available cash after servicing of long-term bank debt. There are no financial covenants in the joint ventures’
bank debt facilities, but certain other covenants and restrictions apply. Certain conditions apply to making distributions for the shareholder loans or dividends, including meeting a 1.20 historical and projected debt service coverage ratio. As of June 30, 2018, the 1.20 historical and projected

debt service coverage ratio was not met by either SRV Joint Gas Ltd. or SRV Joint Gas Two Ltd. As a result, no distributions can be made unless
 the debt service coverage ratio is met in future periods.